UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-22209

Global X Funds

(Exact name of registrant as specified in charter)

600 Lexington Avenue, 20th Floor

New York, NY 10022

(Address of principal executive offices) (Zip code)

Bruno del Ama

Global X Management Company LLC

600 Lexington Avenue, 20th Floor

New York, NY 10022

(Name and Address of Agent for Service)

With a copy to:

Daphne Tippens Chisolm, Esq.	Eric S. Purple, Esq.
Global X Management Company LLC	Stradley Ronon Stevens & Young, LLP
600 Lexington Ave, 20th floor	1250 Connecticut Avenue, N.W., Suite 500
New York, NY 10022	Washington, DC 20036-2652

Registrant’s telephone number, including area code: (212) 644-6440

Date of fiscal year end: November 30, 2017

Date of reporting period: August 31, 2017

Item 1.	Schedule of Investments

Schedule of Investments	August 31, 2017 (Unaudited)

Global X MLP ETF

	Shares	Value
MASTER LIMITED PARTNERSHIPS — 99.9%
Oil & Gas — 99.9%
Andeavor Logistics	511,763	$25,460,209
Antero Midstream Partners	532,616	17,986,442
Boardwalk Pipeline Partners	98,869	1,493,911
Buckeye Partners	485,896	27,788,392
DCP Midstream Partners	627,521	20,149,699
Enbridge Energy Partners	1,892,211	28,818,374
Energy Transfer Partners	2,721,691	51,739,346
EnLink Midstream Partners	1,128,791	18,320,278
Enterprise Products Partners	2,304,575	60,080,270
Equities Midstream Partners	369,028	28,182,668
Genesis Energy	745,224	19,897,481
Magellan Midstream Partners	710,043	47,849,798
MPLX	1,060,344	36,391,006
NuStar Energy	619,395	25,079,304
Phillips 66 Partners	320,759	15,325,865
Plains All American Pipeline	1,502,932	32,553,507
Shell Midstream Partners	612,764	16,955,180
Spectra Energy Partners	509,321	22,578,200
Tallgrass Energy Partners	322,759	15,256,818
TC PipeLines	362,806	19,090,852
Western Gas Partners	552,192	28,205,967
Williams Partners	1,068,282	42,090,311
TOTAL MASTER LIMITED PARTNERSHIPS
(Cost $576,659,511)		601,293,878
TOTAL INVESTMENTS — 99.9%
(Cost $576,659,511)†		$601,293,878

Percentages are based on Net Assets of $602,100,856.

†	At August 31, 2017, the tax basis cost of the Fund’s investments was $576,659,511, and the unrealized appreciation and depreciation were $51,218,992 and $(26,584,625), respectively.

As of August 31, 2017, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended August 31, 2017, there have been no transfers between Level 1, Level 2 and Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments	August 31, 2017 (Unaudited)

Global X Junior MLP ETF

	Shares	Value
MASTER LIMITED PARTNERSHIPS — 99.8%
BERMUDA— 4.0%
Oil & Gas — 4.0%
Teekay LNG Partners	17,862	$303,654
MONACO— 2.8%
Oil & Gas — 2.8%
GasLog Partners	9,293	210,951
UNITED KINGDOM— 6.9%
Oil & Gas — 6.9%
Golar LNG Partners	16,370	359,813
KNOT Offshore Partners	7,067	166,428
TOTAL UNITED KINGDOM		526,241
UNITED STATES— 86.1%
Oil & Gas — 86.1%
Alliance Holdings GP	10,291	283,517
Alliance Resource Partners	14,353	271,272
American Midstream Partners	12,575	165,361
Archrock Partners	12,174	166,784
Black Stone Minerals	23,962	412,865
Cheniere Energy Partners	12,335	341,433
Cone Midstream Partners	7,616	132,747
Crestwood Equity Partners	15,869	395,932
CVR Refining Partners	45,863	387,542
Delek Logistics Partners	2,929	91,824
Dominion Energy Midstream Partners	18,159	520,255
Hi-Crush Partners *	20,339	162,712
Holly Energy Partners	13,446	438,877
Martin Midstream Partners	10,576	181,378
Noble Midstream Partners	4,263	205,349
NuStar GP Holdings	11,336	239,756
Rice Midstream Partners	24,262	503,437
Suburban Propane Partners	20,843	516,073
Summit Midstream Partners	15,157	319,055
SunCoke Energy Partners	5,890	103,370
Teekay Offshore Partners	38,151	88,129
Terra Nitrogen	1,544	120,015
Transmontaigne Partners	4,333	196,112
USA Compression Partners	9,784	154,391
Viper Energy Partners	5,086	85,953

Schedule of Investments	August 31, 2017 (Unaudited)

Global X Junior MLP ETF

	Shares	Value
MASTER LIMITED PARTNERSHIPS — continued
Oil & Gas — continued
Western Refining Logistics	1,507	$39,182
TOTAL UNITED STATES		6,523,321
TOTAL INVESTMENTS — 99.8%
(Cost $7,479,032)†		$7,564,167

Percentages are based on Net Assets of $7,577,231.

*	Non-income producing security.
†	At August 31, 2017, the tax basis cost of the Fund’s investments was $7,479,032, and the unrealized appreciation and depreciation were $929,689 and $(844,554), respectively.

As of August 31, 2017, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended August 31, 2017, there have been no transfers between Level 1, Level 2 and Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments	August 31, 2017 (Unaudited)

Global X MLP & Energy Infrastructure ETF

	Shares	Value
COMMON STOCK — 76.0%
Oil & Gas — 76.0%
Archrock	175,962	$1,794,812
Cheniere Energy *	318,935	13,647,229
Cheniere Energy Partners Holdings	367,632	9,238,592
Enbridge^	668,654	26,739,473
Enbridge Energy Management *	694,926	10,013,884
EnLink Midstream	569,024	9,701,859
EQT	275,933	17,201,663
Kinder Morgan	1,421,998	27,487,221
ONEOK	404,054	21,883,565
Plains GP Holdings, Cl A	659,802	14,832,349
SemGroup, Cl A	569,818	14,644,323
Tallgrass Energy GP, Cl A	522,778	14,052,273
TransCanada^	533,970	27,125,676
Williams	799,722	23,775,735
TOTAL COMMON STOCK
(Cost $236,142,483)		232,138,654

MASTER LIMITED PARTNERSHIPS — 23.6%
Oil & Gas — 23.6%
Andeavor Logistics	35,783	1,780,204
Antero Midstream Partners	37,159	1,254,859
Boardwalk Pipeline Partners	60,053	907,401
Buckeye Partners	68,501	3,917,572
DCP Midstream Partners	43,819	1,407,028
Dominion Midstream Partners	26,492	758,996
Enable Midstream Partners	41,777	622,060
Energy Transfer Partners	515,903	9,807,316
EnLink Midstream Partners	78,768	1,278,405
Enterprise Products Partners	523,483	13,647,202
Equities Midstream Partners	28,453	2,172,956
Genesis Energy	52,036	1,389,361
Holly Energy Partners	19,357	631,812
Magellan Midstream Partners	110,965	7,477,931
MPLX	139,689	4,794,126
NuStar Energy	43,305	1,753,419
Phillips 66 Partners	22,354	1,068,074
Plains All American Pipeline	210,079	4,550,311
Shell Midstream Partners	42,739	1,182,588
Spectra Energy Partners	35,593	1,577,838
Tallgrass Energy Partners	22,490	1,063,102
TC PipeLines	25,325	1,332,602
Valero Energy Partners	10,520	458,146
Western Gas Partners	45,121	2,304,781

Schedule of Investments	August 31, 2017 (Unaudited)

Global X MLP & Energy Infrastructure ETF

	Shares	Value
MASTER LIMITED PARTNERSHIPS — continued
Oil & Gas — continued
Williams Partners	123,494	$4,865,664
TOTAL MASTER LIMITED PARTNERSHIPS
(Cost $73,055,935)		72,003,754
TOTAL INVESTMENTS — 99.6%
(Cost $309,198,418)†		$304,142,408

Percentages are based on Net Assets of $305,367,102.

^	Canadian security listed on New York Stock Exchange and Toronto Stock Exchange.
*	Non-income producing security.
†	At August 31, 2017, the tax basis cost of the Fund’s investments was $309,198,418, and the unrealized appreciation and depreciation were $13,963,048 and $(19,019,058), respectively.

Cl — Class

As of August 31, 2017, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended August 31, 2017, there have been no transfers between Level 1, Level 2 and Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments	August 31, 2017 (Unaudited)

Global X SuperDividend® Alternatives ETF

	Shares	Value
REGISTERED INVESTMENT COMPANIES — 39.1%
AllianzGI NFJ Dividend Interest & Premium Strategy Fund	23,153	$305,157
BlackRock Global Opportunities Equity Trust	24,240	319,241
BlackRock Income Trust	45,380	286,348
Eaton Vance Risk-Managed Diversified Equity Income Fund	31,718	296,563
Eaton Vance Tax Managed Global Buy Write Opportunities Fund	27,081	317,660
Goldman Sachs BDC	6,081	133,174
Golub Capital BDC	7,286	135,447
Morgan Stanley Emerging Markets Domestic Debt Fund	36,455	296,744
Nuveen Mortgage Opportunity Term Fund	12,246	314,477
Stone Harbor Emerging Markets Income Fund	19,422	325,707
Templeton Emerging Markets Income Fund	26,067	296,642
Voya Global Equity Dividend and Premium Opportunity Fund	41,584	326,019
Western Asset Emerging Markets Debt Fund	18,291	285,888
Western Asset Mortgage Defined Opportunity Fund	12,796	336,022
TOTAL REGISTERED INVESTMENT COMPANIES
(Cost $3,762,126)		3,975,089

COMMON STOCK — 26.0%
Financials — 15.6%
Ares Capital	8,726	140,140
BlackRock Capital Investment	16,283	115,935
Fifth Street Finance	23,437	126,560
Hercules Capital	9,964	121,561
Main Street Capital	3,959	155,152
Medley Capital	17,900	107,579
New Mountain Finance	9,815	138,392
PennantPark Investment	18,067	135,683
Prospect Capital	16,801	110,047
Solar Capital	6,544	139,845
TCP Capital	8,211	135,810
TPG Specialty Lending	7,424	154,047
		1,580,751
Industrials — 1.1%
Macquarie Infrastructure	1,525	113,582
Utilities — 9.3%
Avangrid	2,947	143,872
CenterPoint Energy	5,308	157,223
Duke Energy	1,542	134,617
Entergy	1,613	127,701
FirstEnergy	3,738	121,784
PPL	3,565	139,891
Southern	2,410	116,307
		941,395
TOTAL COMMON STOCK
(Cost $2,617,805)		2,635,728

Schedule of Investments	August 31, 2017 (Unaudited)

Global X SuperDividend® Alternatives ETF

	Shares	Value
EXCHANGE TRADED FUNDS — 24.0%
Global X SuperDividend® REIT ETF (A)	155,045	$2,432,656
TOTAL EXCHANGE TRADED FUNDS
(Cost $2,269,357)		2,432,656

MASTER LIMITED PARTNERSHIPS — 10.4%
Financials — 2.1%
Apollo Global Management, Cl A	7,169	211,701
Industrials — 1.3%
Icahn Enterprises	2,618	133,989
Oil & Gas — 5.5%
CVR Refining *	13,730	116,019
DCP Midstream Partners	3,606	115,789
Enbridge Energy Partners	5,027	76,561
Martin Midstream Partners	6,412	109,966
Sunoco	4,418	138,327
		556,662
Utilities — 1.5%
Ferrellgas Partners	10,808	52,743
Suburban Propane Partners	3,854	95,425
		148,168
TOTAL MASTER LIMITED PARTNERSHIPS
(Cost $1,134,708)		1,050,520

TOTAL INVESTMENTS — 99.5%
(Cost $9,783,996)†		$10,093,993

Percentages are based on Net Assets of $10,146,357.

(A)	Affiliated security.
*	Non-income producing security.
†	At August 31, 2017, the tax basis cost of the Fund’s investments was $9,783,996, and the unrealized appreciation and depreciation were $625,624 and $(315,627), respectively.

BDC — Business Development Company

Cl — Class

ETF — Exchange Traded Fund

REIT — Real Estate Investment Trust

As of August 31, 2017, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended August 31, 2017, there have been no transfers between Level 1, Level 2 and Level 3 investments.

Schedule of Investments	August 31, 2017 (Unaudited)

Global X SuperDividend® Alternatives ETF

The following is a summary of the transactions with affiliates for the period ended August 31, 2017:

			Changes in
Value at	Purchases at	Proceeds from	Unrealized	Realized	Value at	Dividend
11/30/2016	Cost	Sales	Appreciation	Loss	8/31/2017	Income
Global X SuperDividend® REIT ETF
$1,205,242	$1,061,470	$(10,947)	$176,970	$(79)	$2,432,656	$105,872

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual financial statements.

GLX-QH-005-1100

Schedule of Investments	August 31, 2017 (Unaudited)

Global X FinTech ETF

	Shares	Value
COMMON STOCK — 99.9%
AUSTRALIA— 3.9%
Technology — 3.9%
IRESS	27,580	$265,125
MYOB Group	97,190	276,739
TOTAL AUSTRALIA		541,864

DENMARK— 8.2%
Industrials — 5.5%
Nets * (A)	31,020	766,085
Technology — 2.7%
SimCorp	6,480	383,251
TOTAL DENMARK		1,149,336

GERMANY— 8.2%
Financials — 1.0%
Hypoport *	994	147,130
Technology — 7.2%
GFT Technologies	4,192	78,945
Wirecard	10,882	926,465
		1,005,410
TOTAL GERMANY		1,152,540

ISLE OF MAN— 4.2%
Technology — 4.2%
Paysafe Group *	77,850	587,835

JAPAN— 0.4%
Technology — 0.4%
Metaps *	2,100	59,627

SWITZERLAND— 6.8%
Financials — 1.1%
Leonteq	2,540	151,184
Technology — 5.7%
Temenos Group	8,069	794,305
TOTAL SWITZERLAND		945,489

UNITED STATES— 68.2%
Consumer Services — 1.4%
Bankrate *	14,390	199,302
Financials — 16.3%
Black Knight Financial Services, Cl A *	11,195	476,907
HealthEquity *	9,610	411,020
LendingClub *	64,703	400,512

Schedule of Investments	August 31, 2017 (Unaudited)

Global X FinTech ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
LendingTree *	1,914	$442,038
On Deck Capital *	11,536	55,719
Virtu Financial, Cl A	6,499	116,657
Yirendai ADR *	9,368	374,720
		2,277,573
Technology — 50.5%
Blucora *	6,875	156,750
Bottomline Technologies *	6,479	196,378
Ellie Mae *	5,462	453,237
Envestnet *	7,018	311,950
Fidelity National Information Services	8,694	807,846
First Data, Cl A *	39,299	723,495
Fiserv *	5,560	687,828
Guidewire Software *	8,990	680,633
Intuit	5,275	746,149
Mitek Systems *	5,305	53,846
PayPal Holdings *	13,549	835,702
Square, Cl A *	25,379	662,646
SS&C Technologies Holdings	19,082	738,664
		7,055,124
TOTAL UNITED STATES		9,531,999
TOTAL INVESTMENTS — 99.9%
(Cost $12,575,337)†		$13,968,690

Percentages are based on Net Assets of $13,978,672.

*	Non-income producing security.
(A)	Security sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” The total value of such securities as of August 31, 2017 was $766,085 and represents 5.5% of Net Assets.
†	At August 31, 2017, the tax basis cost of the Fund’s investments was $12,575,337, and the unrealized appreciation and depreciation were $1,567,030 and $(173,677), respectively.

ADR — American Depositary Receipt
Cl — Class

As of August 31, 2017, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended August 31, 2017, there have been no transfers between Level 1, Level 2 and Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements

Schedule of Investments	August 31, 2017 (Unaudited)

Global X Internet of Things ETF

	Shares	Value
COMMON STOCK — 105.8%
AUSTRIA— 4.9%
Technology — 4.9%
AMS	37,198	$2,672,760

CANADA— 0.6%
Technology — 0.6%
Sierra Wireless *	14,141	312,089

FRANCE— 4.2%
Industrials — 4.2%
Legrand	16,404	1,148,325
Schneider Electric	14,409	1,160,278
TOTAL FRANCE		2,308,603

HONG KONG— 0.3%
Industrials — 0.3%
Wasion Group Holdings	438,660	187,202

JAPAN— 0.9%
Industrials — 0.6%
Nippon Ceramic	11,650	308,768
Technology — 0.3%
JIG-SAW *	2,926	162,969
TOTAL JAPAN		471,737

NETHERLANDS— 2.1%
Technology — 2.1%
NXP Semiconductors *	10,348	1,168,910

NORWAY— 0.7%
Technology — 0.7%
Nordic Semiconductor *	71,722	368,758

SWEDEN— 1.1%
Industrials — 1.1%
Fingerprint Cards, Cl B	135,400	618,181

SWITZERLAND— 9.1%
Industrials — 1.9%
ABB	44,802	1,034,968
Technology — 7.2%
STMicroelectronics	227,283	3,933,021
TOTAL SWITZERLAND		4,967,989

TAIWAN— 7.1%
Technology — 7.1%
Advantech	306,943	2,262,991
eMemory Technology	33,262	459,600

Schedule of Investments	August 31, 2017 (Unaudited)

Global X Internet of Things ETF

	Shares	Value
COMMON STOCK — continued
Technology — continued
MediaTek	127,200	$1,140,117
TOTAL TAIWAN		3,862,708

UNITED KINGDOM— 0.2%
Technology — 0.2%
Telit Communications	52,460	110,183

UNITED STATES— 74.6%
Health Care — 5.2%
DexCom *	38,064	2,839,955

Industrials — 21.9%
Ambarella *	14,762	803,053
Badger Meter	12,798	587,428
Belden	18,617	1,434,812
Emerson Electric	19,292	1,139,000
Honeywell International	8,451	1,168,520
Itron *	17,019	1,235,579
Johnson Controls International	27,090	1,072,493
Rockwell Automation	7,058	1,157,935
Sensata Technologies Holding *	75,420	3,368,258
		11,967,078
Technology — 47.5%
Alarm.com Holdings *	20,386	915,739
Analog Devices	13,933	1,165,774
Brocade Communications Systems	180,678	2,236,793
Cisco Systems	35,574	1,145,839
Cypress Semiconductor	145,143	1,987,008
Fitbit, Cl A *	81,367	490,643
Garmin	66,215	3,410,073
Impinj *	9,018	344,848
Intel	32,976	1,156,468
InterDigital	15,268	1,089,372
International Business Machines	7,337	1,049,411
Mobileye *	50,980	3,194,917
NETGEAR *	14,274	685,152
QUALCOMM	20,062	1,048,641
Rambus *	49,129	637,203
Sigma Designs *	29,314	183,213
Silicon Laboratories *	18,650	1,415,535
Silver Spring Networks *	23,259	294,459

Schedule of Investments	August 31, 2017 (Unaudited)

Global X Internet of Things ETF

	Shares	Value
COMMON STOCK — continued
Technology — continued
Skyworks Solutions	32,956	$3,472,244
		25,923,332
TOTAL UNITED STATES		40,730,365
TOTAL INVESTMENTS — 105.8%
(Cost $53,548,582)†		$57,779,485

Percentages are based on Net Assets of $54,605,605.

*	Non-income producing security.
†	At August 31, 2017, the tax basis cost of the Fund’s investments was $53,548,582, and the unrealized appreciation and depreciation were $5,087,432 and $(856,529), respectively.

Cl — Class

As of August 31, 2017, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended August 31, 2017, there have been no transfers between Level 1, Level 2 or Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements

Schedule of Investments	August 31, 2017 (Unaudited)

Global X Robotics & Artificial Intelligence ETF

	Shares	Value
COMMON STOCK — 103.9%
CANADA— 2.4%
Industrials — 2.4%
ATS Automation Tooling Systems *	292,679	$2,943,715
MacDonald Dettwiler & Associates	115,372	6,322,801
TOTAL CANADA		9,266,516

FINLAND— 2.8%
Industrials — 2.8%
Cargotec, Cl B	175,280	10,544,599

GERMANY— 4.5%
Industrials — 4.5%
KUKA	123,201	17,064,256

ISRAEL— 0.9%
Health Care — 0.9%
Mazor Robotics ADR *	75,139	3,551,821

JAPAN— 47.2%
Health Care — 1.5%
CYBERDYNE *	435,784	5,725,456
Industrials — 45.7%
Daifuku	392,986	17,085,572
FANUC	142,241	27,579,711
Hirata	34,048	3,495,751
Keyence	61,238	31,859,784
Mitsubishi Electric	1,949,737	28,822,661
Omron	378,574	18,987,175
SMC	56,405	19,326,118
Toshiba Machine	473,061	2,278,051
Yaskawa Electric	801,519	24,250,938
		173,685,761
TOTAL JAPAN		179,411,217

SWITZERLAND— 8.6%
Health Care — 1.9%
Tecan Group	36,879	7,356,612
Industrials — 6.7%
ABB	1,094,303	25,279,424
TOTAL SWITZERLAND		32,636,036

UNITED KINGDOM— 5.0%
Industrials — 5.0%
QinetiQ Group	1,798,758	5,330,889
Renishaw	231,258	13,647,759
TOTAL UNITED KINGDOM		18,978,648

Schedule of Investments	August 31, 2017 (Unaudited)

Global X Robotics & Artificial Intelligence ETF

	Shares	Value
COMMON STOCK — continued
UNITED STATES— 32.5%
Consumer Goods — 2.2%
iRobot *	87,065	$8,307,742
Health Care — 8.0%
Accuray *	250,725	1,040,509
Intuitive Surgical *	29,038	29,173,607
		30,214,116
Industrials — 8.7%
Aerovironment *	74,124	3,633,558
FARO Technologies *	52,511	1,809,004
John Bean Technologies	100,418	8,907,077
Trimble Navigation *	479,088	18,531,124
		32,880,763
Technology — 13.6%
Brooks Automation	220,818	5,756,725
Mobileye *	263,086	16,487,600
NVIDIA	174,711	29,603,032
		51,847,357
TOTAL UNITED STATES		123,249,978
TOTAL INVESTMENTS — 103.9%
(Cost $366,346,034)†		$394,703,071

Percentages are based on Net Assets of $379,948,378.

*	Non-income producing security.
†	At August 31, 2017, the tax basis cost of the Fund’s investments was $366,346,034, and the unrealized appreciation and depreciation were $31,605,137 and $(3,248,100), respectively.

ADR — American Depositary Receipt
Cl — Class

As of August 31, 2017, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended August 31, 2017, there have been no transfers between Level 1, Level 2 or Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements

Schedule of Investments	August 31, 2017 (Unaudited)

Global X Health & Wellness Thematic ETF

	Shares	Value
COMMON STOCK — 99.7%
AUSTRALIA— 0.9%
Consumer Goods — 0.9%
Blackmores	235	$21,060

CANADA— 3.5%
Consumer Goods — 3.5%
Gildan Activewear	2,630	82,041

CHINA— 5.6%
Consumer Goods — 5.3%
ANTA Sports Products	25,041	98,546
Li Ning *	29,770	22,062
Xtep International Holdings	16,644	5,912
		126,520
Health Care — 0.3%
iKang Healthcare Group ADR *	463	6,727
TOTAL CHINA		133,247

FINLAND— 1.8%
Consumer Goods — 1.8%
Amer Sports	1,623	42,855

FRANCE— 3.5%
Consumer Goods — 3.5%
Danone	1,040	81,792

GERMANY— 7.0%
Consumer Goods — 7.0%
adidas	377	84,511
Puma	196	80,592
TOTAL GERMANY		165,103

HONG KONG— 3.2%
Consumer Goods — 3.2%
Yue Yuen Industrial Holdings	17,449	75,580

IRELAND— 2.7%
Consumer Goods — 2.7%
Glanbia	3,481	65,017

ITALY— 1.0%
Consumer Goods — 1.0%
Technogym (A)	2,740	23,862

JAPAN— 14.7%
Consumer Goods — 12.5%
ABC-Mart	1,126	57,804
Ariake Japan	449	32,963
Asics	2,739	41,237

Schedule of Investments	August 31, 2017 (Unaudited)

Global X Health & Wellness Thematic ETF

	Shares	Value
COMMON STOCK — continued
Consumer Goods — continued
Goldwin	139	$9,939
Shimano	481	64,943
Yakult Honsha	1,219	84,396
Yonex	680	5,351
		296,633
Consumer Services — 0.7%
Tosho	167	8,239
Xebio Holdings	447	8,809
		17,048
Health Care — 1.5%
Tsumura	972	36,607
TOTAL JAPAN		350,288

NETHERLANDS— 0.4%
Consumer Goods — 0.4%
Wessanen	530	9,234

SOUTH KOREA— 1.1%
Consumer Goods — 0.8%
Youngone	609	18,255
Consumer Services — 0.3%
Fila Korea	112	7,032
TOTAL SOUTH KOREA		25,287

TAIWAN— 7.2%
Consumer Goods — 7.2%
Feng TAY Enterprise	9,144	43,328
Giant Manufacturing	5,126	25,903
Merida Industry	4,088	17,948
Pou Chen	40,326	52,313
Standard Foods	12,505	31,947
TOTAL TAIWAN		171,439

UNITED KINGDOM— 3.9%
Consumer Goods — 0.1%
Glanbia	140	2,592
Consumer Services — 3.8%
JD Sports Fashion	12,565	52,473
Sports Direct International *	7,707	38,531
		91,004
TOTAL UNITED KINGDOM		93,596

UNITED STATES— 43.2%
Consumer Goods — 28.0%
Calavo Growers	239	16,049
Cal-Maine Foods	599	21,834

Schedule of Investments	August 31, 2017 (Unaudited)

Global X Health & Wellness Thematic ETF

	Shares	Value
COMMON STOCK — continued
Consumer Goods — continued
Columbia Sportswear	951	$54,483
Fitbit, Cl A *	1,290	7,779
Hain Celestial Group *	1,416	56,952
Herbalife *	1,211	83,572
Lululemon Athletica *	1,363	78,441
Medifast	162	9,172
Nautilus *	396	6,475
NIKE, Cl B	1,277	67,438
Nu Skin Enterprises, Cl A	723	43,980
Nutrisystem	409	22,209
Sanderson Farms	311	45,879
SunOpta *	1,045	8,987
Under Armour, Cl A *	2,514	40,601
USANA Health Sciences *	335	19,832
VF	1,289	81,039
		664,722
Consumer Services — 9.6%
Dick’s Sporting Goods	1,205	31,764
Finish Line, Cl A	467	3,890
Foot Locker	977	34,420
GNC Holdings, Cl A	972	8,068
Hibbett Sports *	235	2,891
Planet Fitness, Cl A	991	25,142
Sprouts Farmers Market *	1,867	37,228
United Natural Foods *	692	24,047
Vitamin Shoppe *	353	1,889
WebMD Health, Cl A *	516	34,283
Weight Watchers International *	417	19,520
Zumiez *	409	5,092
		228,234
Health Care — 5.3%
DexCom *	924	68,940
Prestige Brands Holdings *	724	36,714
Tivity Health *	535	20,972
		126,626
Industrials — 0.3%
MINDBODY, Cl A *	253	5,983
TOTAL UNITED STATES		1,025,565
TOTAL INVESTMENTS — 99.7%
(Cost $2,325,573)†		$2,365,966

Percentages are based on Net Assets of $2,372,355.

*	Non-income producing security.

Schedule of Investments	August 31, 2017 (Unaudited)

Global X Health & Wellness Thematic ETF

(A)	Security sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” The total value of such securities as of August 31, 2017 was $23,862 and represents 1.0% of Net Assets.
†	At August 31, 2017, the tax basis cost of the Fund’s investments was $2,325,573, and the unrealized appreciation and depreciation were $231,295 and $(190,902), respectively.

ADR — American Depositary Receipt
Cl — Class

As of August 31, 2017, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended August 31, 2017, there have been no transfers between Level 1, Level 2 and Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments	August 31, 2017 (Unaudited)

Global X Longevity Thematic ETF

	Shares	Value
COMMON STOCK — 99.8%
AUSTRALIA— 1.1%
Health Care — 1.1%
Cochlear	395	$48,940
Regis Healthcare	4,663	12,427
TOTAL AUSTRALIA		61,367

BELGIUM— 0.1%
Health Care — 0.1%
Ion Beam Applications	286	7,977

CHINA— 0.2%
Health Care — 0.2%
Luye Pharma Group	24,547	12,420

DENMARK— 7.9%
Health Care — 7.9%
Genmab *	420	97,884
GN Store Nord	652	21,595
H Lundbeck	1,372	87,264
Novo Nordisk, Cl B	4,219	200,970
William Demant Holding *	1,853	48,962
TOTAL DENMARK		456,675

FRANCE— 2.3%
Health Care — 2.3%
BioMerieux	271	66,259
Korian	477	16,730
Orpea	415	50,228
TOTAL FRANCE		133,217

GERMANY— 3.0%
Health Care — 3.0%
Fresenius Medical Care & KGaA	1,821	169,951

ITALY— 0.3%
Health Care — 0.3%
Amplifon	1,225	17,695

JAPAN— 3.0%
Health Care — 3.0%
Kissei Pharmaceutical	593	15,016
Miraca Holdings	312	14,160
Mochida Pharmaceutical	193	14,748
Nipro	1,135	14,994
Terumo	2,628	101,481
Toho Holdings	726	14,209
TOTAL JAPAN		174,608

Schedule of Investments	August 31, 2017 (Unaudited)

Global X Longevity Thematic ETF

	Shares	Value
COMMON STOCK — continued
NEW ZEALAND— 0.3%
Health Care — 0.3%
Ryman Healthcare	2,534	$16,479

SOUTH KOREA— 1.9%
Health Care — 1.9%
Celltrion *	848	86,560
ViroMed *	186	20,537
TOTAL SOUTH KOREA		107,097

SWEDEN— 0.6%
Health Care — 0.6%
Attendo (A)	1,566	19,267
Elekta, Cl B	1,677	17,334
TOTAL SWEDEN		36,601

SWITZERLAND— 2.8%
Health Care — 2.8%
Sonova Holding	450	75,905
Straumann Holding	110	70,338
Ypsomed Holding	79	11,879
TOTAL SWITZERLAND		158,122

TAIWAN— 0.2%
Health Care — 0.2%
OBI Pharma *	1,734	10,917

UNITED KINGDOM— 2.3%
Consumer Goods — 0.2%
McCarthy & Stone (A)	6,447	13,740

Health Care — 2.1%
Smith & Nephew	6,074	109,338
Vectura Group *	7,810	11,030
		120,368
TOTAL UNITED KINGDOM		134,108

UNITED STATES— 73.8%
Consumer Services — 0.3%
Diplomat Pharmacy *	1,027	17,202

Health Care — 63.6%
AbbVie	2,373	178,687
ABIOMED *	300	45,240
ACADIA Pharmaceuticals *	837	29,806
Align Technology *	558	98,621
Alkermes *	1,055	53,573
Amedisys *	291	15,202
Amgen	937	166,570
Array BioPharma *	1,811	17,530
Axovant Sciences *	765	15,300

Schedule of Investments	August 31, 2017 (Unaudited)

Global X Longevity Thematic ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Becton Dickinson	834	$166,333
BeiGene ADR *	396	27,292
Biogen Idec *	568	179,806
Bluebird Bio *	180	22,473
Blueprint Medicines *	353	19,140
Boston Scientific *	6,226	171,526
Brookdale Senior Living *	1,167	14,156
Celgene *	1,220	169,495
Clovis Oncology *	281	21,376
DaVita *	1,351	79,115
DENTSPLY SIRONA	1,594	90,173
DexCom *	594	44,318
Eagle Pharmaceuticals *	174	9,493
Edwards Lifesciences *	1,466	166,626
Ensign Group	795	16,329
Exact Sciences *	652	27,312
Exelixis *	2,006	58,655
FibroGen *	616	29,691
Glaukos *	316	11,929
Halozyme Therapeutics *	1,217	15,833
Incyte *	1,105	151,838
Inogen *	198	18,968
Insulet *	364	21,134
Integra LifeSciences Holdings *	370	18,866
Ionis Pharmaceuticals *	852	45,684
Juno Therapeutics *	639	26,372
Kite Pharma *	378	67,280
Lexicon Pharmaceuticals *	1,026	15,534
LivaNova *	298	18,649
Medtronic	1,907	153,742
Merit Medical Systems *	532	21,972
Myriad Genetics *	842	25,673
Natus Medical *	389	13,070
NuVasive *	210	13,121
Puma Biotechnology *	424	39,220
Quest Diagnostics	952	103,148
Radius Health *	425	15,993
Regeneron Pharmaceuticals *	417	207,207
Sage Therapeutics *	210	17,273
Seattle Genetics *	983	51,637
Stryker	1,171	165,544
TESARO *	371	47,911
Varian Medical Systems *	646	68,638
Vertex Pharmaceuticals *	1,330	213,519
Wright Medical Group *	514	15,214

Schedule of Investments	August 31, 2017 (Unaudited)

Global X Longevity Thematic ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Zimmer Biomet Holdings	1,282	$146,494
		3,665,301
Industrials — 0.3%
Integer Holdings *	382	17,553

Real Estate Investment Trusts — 9.6%
HCP	3,241	96,614
LTC Properties	311	15,124
National Health Investors	207	16,597
Omega Healthcare Investors	1,355	43,184
Quality Care Properties *	790	10,839
Sabra Health Care	1,153	25,193
Senior Housing Properties Trust	1,638	32,301
Ventas	2,327	159,260
Welltower	2,094	153,323
		552,435
TOTAL UNITED STATES		4,252,491
TOTAL INVESTMENTS — 99.8%
(Cost $5,141,899)†		$5,749,725

Percentages are based on Net Assets of $5,764,022.

*	Non-income producing security.
(A)	Security sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” The total value of such securities as of August 31, 2017 was $33,007 and represents 0.6% of Net Assets.
†	At August 31, 2017, the tax basis cost of the Fund’s investments was $5,141,899, and the unrealized appreciation and depreciation were $698,891 and $(91,065), respectively.

ADR — American Depositary Receipt
Cl — Class

As of August 31, 2017, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended August 31, 2017, there have been no transfers between Level 1, Level 2 and Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments	August 31, 2017 (Unaudited)

Global X Millennials Thematic ETF

	Shares	Value
COMMON STOCK — 99.8%
UNITED STATES— 99.8%
Consumer Goods — 13.7%
Carter’s	628	$54,454
Columbia Sportswear	874	50,071
Fitbit, Cl A *	4,050	24,422
GoPro, Cl A *	2,553	23,513
Hasbro	1,610	158,183
Lululemon Athletica *	1,641	94,440
Michael Kors Holdings *	2,094	88,409
NIKE, Cl B	4,165	219,954
Under Armour, Cl A *	2,312	37,339
VF	4,205	264,367
Wayfair, Cl A *	640	45,446
Zynga, Cl A *	9,913	37,174
		1,097,772
Consumer Services — 46.9%
Amazon.com *	258	252,995
Avis Budget Group *	1,075	38,947
Bankrate *	2,332	32,298
Bed Bath & Beyond	1,840	50,766
Bright Horizons Family Solutions *	768	61,386
CarMax *	2,403	161,361
Chegg *	2,765	39,235
Children’s Place Retail Stores	217	23,035
Chipotle Mexican Grill, Cl A *	370	117,183
Costco Wholesale	1,360	213,166
Dick’s Sporting Goods	1,108	29,207
DSW, Cl A	1,121	20,772
eBay *	6,754	244,022
El Pollo Loco Holdings *	1,832	20,793
Etsy *	2,209	36,161
Expedia	1,790	265,565
Francesca’s Holdings *	1,478	10,730
GNC Holdings, Cl A	3,053	25,340
Groupon, Cl A *	7,280	32,323
GrubHub *	1,109	63,313
Home Depot	1,579	236,645
K12 *	1,192	21,361
L Brands	3,669	132,891
Liberty Expedia Holdings, Cl A *	681	37,244
Live Nation Entertainment *	2,622	104,775
Lowe’s	2,827	208,887
Netflix *	1,609	281,109
Pandora Media *	2,907	24,564

Schedule of Investments	August 31, 2017 (Unaudited)

Global X Millennials Thematic ETF

	Shares	Value
COMMON STOCK — continued
Consumer Services — continued
Pier 1 Imports	3,060	$12,821
Planet Fitness, Cl A	1,247	31,636
priceline.com *	132	244,475
Sprouts Farmers Market *	1,717	34,237
Starbucks	4,020	220,537
TripAdvisor *	1,695	72,427
Trivago ADR *	1,735	26,893
TrueCar *	1,581	26,798
Vitamin Shoppe *	1,158	6,195
Walt Disney	2,048	207,258
WebMD Health, Cl A *	488	32,423
Yelp, Cl A *	1,029	43,835
		3,745,609
Financials — 2.3%
LendingClub *	5,181	32,070
LendingTree *	193	44,573
Nelnet, Cl A	512	24,284
SLM *	5,540	56,343
Zillow Group, Cl A *	685	27,345
		184,615
Industrials — 7.5%
Fiserv *	1,999	247,296
MINDBODY, Cl A *	834	19,724
PayPal Holdings *	5,446	335,910
		602,930
Real Estate Investment Trusts — 10.4%
American Campus Communities	1,721	81,902
AvalonBay Communities	1,235	231,847
Camden Property Trust	1,168	104,513
Education Realty Trust	920	35,549
Equity Residential	3,648	244,962
UDR	3,445	133,735
		832,508
Technology — 19.0%
Alphabet, Cl A *	275	262,691
Apple	1,632	267,648
Blucora *	1,373	31,304
Facebook, Cl A *	1,658	285,126
IAC *	927	105,224
Instructure *	999	29,570
Intuit	1,964	277,808
Match Group *	1,276	27,753
Square, Cl A *	2,688	70,184

Schedule of Investments	August 31, 2017 (Unaudited)

Global X Millennials Thematic ETF

	Shares	Value
COMMON STOCK — continued
Technology — continued
Twitter *	9,399	$158,937
		1,516,245
TOTAL INVESTMENTS — 99.8%
(Cost $7,554,476)†		$7,979,679

Percentages are based on Net Assets of $7,995,837.

*	Non-income producing security.
†	At August 31, 2017, the tax basis cost of the Fund’s investments was $7,554,476, and the unrealized appreciation and depreciation were $743,845 and $(318,642), respectively.

ADR — American Depositary Receipt
Cl — Class

As of August 31, 2017, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended August 31, 2017, there have been no transfers between Level 1, Level 2 or Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments	August 31, 2017 (Unaudited)

Global X U.S. Infrastructure Development ETF

	Shares	Value
COMMON STOCK — 99.8%
UNITED STATES— 99.8%
Basic Materials — 19.0%
AK Steel Holding *	10,594	$59,326
Alcoa	6,167	270,608
Allegheny Technologies	3,673	76,509
Calgon Carbon	2,387	29,121
Century Aluminum *	2,460	48,019
Cleveland-Cliffs *	7,777	65,016
Commercial Metals	3,900	73,671
CSW Industrials *	1,037	43,398
Haynes International	918	28,045
Minerals Technologies	1,174	75,136
Nucor	6,537	360,254
Reliance Steel & Aluminum	2,448	177,284
RPM International	4,501	220,414
Ryerson Holding *	3,566	30,668
Steel Dynamics	8,224	283,317
United States Steel	5,816	154,764
Westlake Chemical	4,348	334,405
		2,329,955
Consumer Services — 0.6%
Herc Holdings *	765	32,299
Titan Machinery *	2,738	35,320
		67,619
Industrials — 76.7%
Acuity Brands	1,494	264,124
Advanced Drainage Systems	1,565	30,439
AECOM *	5,232	175,272
Aegion, Cl A *	1,627	35,257
Altra Industrial Motion	1,020	46,971
Anixter International *	1,117	82,435
Argan	510	32,309
Astec Industries	544	27,026
Atkore International Group *	1,412	23,524
Badger Meter	986	45,257
Chicago Bridge & Iron	3,378	41,685
Columbus McKinnon	1,377	45,482
Crane	1,979	146,901
CSX	8,185	410,887
Eagle Materials	1,632	158,712
Eaton	5,365	384,992
EMCOR Group	2,041	134,788

Schedule of Investments	August 31, 2017 (Unaudited)

Global X U.S. Infrastructure Development ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Emerson Electric	6,473	$382,166
Exponent	646	43,993
Fastenal	7,645	326,212
Fluor	4,699	181,240
Fortive	6,865	446,019
General Cable	1,865	31,612
Genesee & Wyoming, Cl A *	2,069	141,851
Global Brass & Copper Holdings	1,139	33,999
Gorman-Rupp	1,168	35,554
Granite Construction	1,338	73,898
H&E Equipment Services	1,462	34,415
HD Supply Holdings *	6,786	225,974
Hubbell, Cl B	1,870	210,917
Insteel Industries	1,020	25,571
Jacobs Engineering Group	4,075	222,047
Kansas City Southern	3,642	376,692
Lincoln Electric Holdings	2,227	193,393
Manitowoc	5,538	45,578
Martin Marietta Materials	1,649	349,572
MasTec *	2,778	113,342
MDU Resources Group	6,587	178,112
Mueller Industries	1,938	57,811
Mueller Water Products, Cl A	5,470	65,585
MYR Group *	986	25,449
Norfolk Southern	3,233	389,641
Powell Industries	986	28,071
Quanta Services *	4,875	175,159
RBC Bearings *	799	88,106
Rexnord *	3,486	83,246
Rockwell Automation	2,566	420,978
SPX *	1,513	36,463
Stantec	3,854	107,141
Summit Materials, Cl A *	3,628	107,171
Team *	1,122	13,857
Tetra Tech	1,933	82,346
TimkenSteel *	2,244	33,279
Trimble Navigation *	8,452	326,923
Tutor Perini *	1,275	33,341
Union Pacific	3,563	375,184
United Rentals *	2,855	337,061
US Concrete *	578	46,269
Valmont Industries	765	109,816
Vulcan Materials	2,948	357,474
Wabash National	2,142	45,025
Wabtec	3,004	211,992

Schedule of Investments	August 31, 2017 (Unaudited)

Global X U.S. Infrastructure Development ETF

	Shares/Face
	Amount	Value
COMMON STOCK — continued
Industrials — continued
WESCO International *	1,633	$82,385
		9,397,991
Oil & Gas — 0.8%
MRC Global *	3,214	50,685
NOW *	3,622	42,232
		92,917
Technology — 1.2%
Calix *	5,249	25,720
Dycom Industries *	1,055	85,117
Silver Spring Networks *	2,959	37,461
		148,298
Utilities — 1.5%
Vectren	2,795	183,380
TOTAL COMMON STOCK
(Cost $12,297,586)		12,220,160

CORPORATE OBLIGATION — 0.0%
Mueller Industries
6.000%, 03/01/27
(Cost $1,000)	$1,000	1,025

TOTAL INVESTMENTS — 99.8%
(Cost $12,298,586)†		$12,221,185

Percentages are based on Net Assets of $12,248,094.

*	Non-income producing security.
†	At August 31, 2017, the tax basis cost of the Fund’s investments was $12,298,586, and the unrealized appreciation and depreciation were $433,415 and $(510,816), respectively.

Cl — Class

The following is a summary of the level of inputs used as of August 31, 2017, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$12,220,160	$—	$—	$12,220,160
Corporate Obligation	—	1,025	—	1,025
Total Investments in Securities	$12,220,160	$1,025	$—	$12,221,185

For the period ended August 31, 2017, there have been no transfers between Level 1, Level 2 or Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments	August 31, 2017 (Unaudited)

Global X Conscious Companies ETF

	Shares	Value
COMMON STOCK — 99.7%
CANADA— 0.8%
Financials — 0.8%
Toronto-Dominion Bank	6,007	$322,035

UNITED STATES— 98.9%
Basic Materials — 4.0%
Arconic	12,226	311,396
Compass Minerals International	4,557	304,408
Newmont Mining	9,304	356,715
Praxair	2,311	303,989
Westlake Chemical	4,445	341,865
		1,618,373
Consumer Goods — 17.5%
Campbell Soup	6,011	277,708
Clorox	2,361	327,069
Coca-Cola	6,972	317,575
Colgate-Palmolive	4,345	311,276
Dr Pepper Snapple Group	3,416	311,027
Estee Lauder, Cl A	3,198	342,154
Ford Motor	27,960	308,399
Gentex	18,455	337,173
Harley-Davidson	6,448	303,120
Hasbro	3,001	294,848
Hershey	2,963	310,878
Hormel Foods	9,385	288,495
JM Smucker	2,614	273,843
Kellogg	4,678	306,222
Kimberly-Clark	2,525	311,307
Molson Coors Brewing, Cl B	3,554	318,971
NIKE, Cl B	5,303	280,051
PepsiCo	2,692	311,545
Pool	2,888	287,905
Procter & Gamble	3,575	329,866
PVH	2,682	337,637
Tupperware Brands	4,538	262,614
VF	5,310	333,840
		7,083,523
Consumer Services — 14.2%
Alaska Air Group	3,573	266,760
Best Buy	5,704	309,499
Buffalo Wild Wings *	2,588	265,917
Chipotle Mexican Grill, Cl A *	920	291,373
Choice Hotels International	4,908	304,542
Copart *	9,826	321,212

Schedule of Investments	August 31, 2017 (Unaudited)

Global X Conscious Companies ETF

	Shares	Value
COMMON STOCK — continued
Consumer Services — continued
Costco Wholesale	2,070	$324,451
CVS Health	4,002	309,515
Delta Air Lines	6,066	286,255
Home Depot	2,126	318,624
Kohl’s	8,026	319,274
Lowe’s	4,208	310,929
Marriott International, Cl A	3,078	318,820
Nordstrom	6,718	299,757
priceline.com *	156	288,924
Starbucks	5,387	295,531
Target	5,849	318,946
Tiffany	3,345	305,733
Walt Disney	2,922	295,706
		5,751,768
Financials — 12.1%
Allstate	3,482	315,122
American Express	3,677	316,589
Capital One Financial	3,588	285,641
CBRE Group, Cl A *	8,163	294,521
Erie Indemnity, Cl A	2,491	300,888
Jones Lang LaSalle	2,360	287,708
JPMorgan Chase	3,425	311,299
KeyCorp	17,083	293,998
Mastercard, Cl A	2,414	321,786
Moody’s	2,340	313,630
PNC Financial Services Group	2,459	308,383
Progressive	6,682	310,579
T Rowe Price Group	3,855	325,208
Travelers	2,474	299,799
US Bancorp	5,921	303,451
Visa, Cl A	3,114	322,361
		4,910,963
Health Care — 10.9%
AbbVie	4,229	318,444
Amgen	1,727	307,009
Becton Dickinson	1,520	303,149
Biogen Idec *	1,098	347,583
Bristol-Myers Squibb	5,622	340,018
Celgene *	2,267	314,954
DaVita *	4,774	279,565
Eli Lilly	3,689	299,879
Johnson & Johnson	2,350	311,070
Merck	4,997	319,108

Schedule of Investments	August 31, 2017 (Unaudited)

Global X Conscious Companies ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
PAREXEL International *	3,578	$314,470
Thermo Fisher Scientific	1,715	320,946
Varian Medical Systems *	3,019	320,769
Waters *	1,690	310,081
		4,407,045
Industrials — 16.1%
3M	1,488	304,028
Agilent Technologies	5,082	328,907
Ball	7,406	296,166
Boeing	1,473	353,020
CSX	6,268	314,654
Cummins	1,878	299,316
Expeditors International of Washington	5,290	296,769
FedEx	1,486	318,569
Fluor	6,990	269,604
General Electric	12,294	301,818
Honeywell International	2,269	313,734
IDEX	2,745	322,757
ManpowerGroup	2,909	324,383
Mettler-Toledo International *	513	310,411
Rockwell Automation	1,907	312,862
Sherwin-Williams	889	301,611
Sonoco Products	6,403	309,009
Union Pacific	3,016	317,584
United Parcel Service, Cl B	2,788	318,835
United Technologies	2,538	303,849
WW Grainger	1,873	304,494
		6,522,380
Oil & Gas — 5.3%
Chevron	3,053	328,564
ConocoPhillips	7,338	320,377
EOG Resources	3,387	287,861
First Solar *	6,950	326,372
Hess	7,084	275,568
Occidental Petroleum	5,193	310,022
Schlumberger	4,706	298,878
		2,147,642
Real Estate Investment Trusts — 0.8%
Simon Property Group	1,954	306,485

Technology — 14.0%
Alphabet, Cl A *	316	301,856
Apple	2,056	337,184
Applied Materials	6,682	301,492
Cerner *	4,795	325,005

Schedule of Investments	August 31, 2017 (Unaudited)

Global X Conscious Companies ETF

	Shares	Value
COMMON STOCK — continued
Technology — continued
Cisco Systems	9,665	$311,309
Cognizant Technology Solutions, Cl A	4,467	316,130
Facebook, Cl A *	1,883	323,819
Intel	9,062	317,804
International Business Machines	2,142	306,370
Intuit	2,295	324,628
Microsoft	4,246	317,473
Motorola Solutions	3,447	303,750
NVIDIA	1,881	318,717
QUALCOMM	5,874	307,034
Teradata *	10,689	341,193
Teradyne	8,766	312,157
Western Digital	3,303	291,556
Xilinx	4,865	321,382
		5,678,859
Telecommunications — 1.6%
AT&T	8,630	323,280
Verizon Communications	7,154	343,177
		666,457
Utilities — 2.4%
Consolidated Edison	3,806	320,732
Entergy	4,097	324,359
WEC Energy Group	5,002	326,231
		971,322
TOTAL UNITED STATES		40,064,817
TOTAL INVESTMENTS — 99.7%
(Cost $37,201,717)†		$40,386,852

Percentages are based on Net Assets of $40,514,530.

*	Non-income producing security.
†	At August 31, 2017, the tax basis cost of the Fund’s investments was $37,201,717, and the unrealized appreciation and depreciation were $4,646,086 and $(1,460,951), respectively.

Cl — Class

As of August 31, 2017, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended August 31, 2017, there have been no transfers between Level 1, Level 2 or Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments	August 31, 2017 (Unaudited)

Global X Founder-Run Companies ETF

	Shares	Value
COMMON STOCK — 99.8%
UNITED STATES— 99.8%
Basic Materials — 2.1%
Steel Dynamics	871	$30,006
Westlake Chemical	511	39,301
		69,307
Consumer Goods — 6.1%
Gentex	1,526	27,880
Hain Celestial Group *	858	34,509
National Beverage	364	42,300
Skechers U.S.A., Cl A *	1,256	33,196
Tesla *	100	35,590
Under Armour, Cl A *	1,458	23,547
		197,022
Consumer Services — 11.7%
Amazon.com *	34	33,340
Cheesecake Factory	500	20,715
Chipotle Mexican Grill, Cl A *	67	21,220
DISH Network, Cl A *	486	27,843
GrubHub *	738	42,132
L Brands	618	22,384
Las Vegas Sands	544	33,842
Netflix *	208	36,340
Texas Roadhouse, Cl A	290	13,761
TripAdvisor *	705	30,125
Urban Outfitters *	1,387	28,350
VCA *	342	31,792
Wynn Resorts	259	35,998
		377,842
Financials — 10.3%
Athene Holding, Cl A *	588	31,464
BlackRock, Cl A	83	34,778
Capital One Financial	397	31,605
Essent Group *	847	33,101
Interactive Brokers Group, Cl A	913	38,282
Intercontinental Exchange	529	34,210
MarketAxess Holdings	163	31,451
SEI Investments	629	36,771
Signature Bank NY *	229	29,390
Wintrust Financial	449	32,692
		333,744
Health Care — 17.0%
Intercept Pharmaceuticals *	279	32,534
Ionis Pharmaceuticals *	658	35,282
Jazz Pharmaceuticals *	199	29,723
Juno Therapeutics *	1,272	52,495

Schedule of Investments	August 31, 2017 (Unaudited)

Global X Founder-Run Companies ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Kite Pharma *	386	$68,704
Masimo *	309	26,074
Medicines *	644	23,628
MEDNAX *	526	23,591
Neurocrine Biosciences *	587	33,224
PAREXEL International *	497	43,681
Regeneron Pharmaceuticals *	82	40,746
Seattle Genetics *	465	24,427
TESARO *	215	27,765
Ultragenyx Pharmaceutical *	487	27,788
United Therapeutics *	252	32,962
Universal Health Services, Cl B	260	28,114
		550,738
Industrials — 7.8%
Clean Harbors *	546	29,533
CoStar Group *	132	37,834
Euronet Worldwide *	384	37,736
FedEx	166	35,587
IPG Photonics *	251	44,123
Orbital ATK	318	35,483
TransDigm Group	129	33,625
		253,921
Oil & Gas — 4.0%
Antero Resources *	1,479	29,121
Continental Resources *	748	25,372
Laredo Petroleum *	2,468	30,653
Oasis Petroleum *	2,660	19,418
Parsley Energy, Cl A *	1,052	26,353
		130,917
Real Estate Investment Trusts — 12.5%
Acadia Realty Trust	1,088	31,215
Alexandria Real Estate Equities	281	34,088
American Campus Communities	676	32,171
American Homes 4 Rent, Cl A	1,363	30,204
Apartment Investment & Management, Cl A	737	33,408
Brandywine Realty Trust	1,887	32,419
Camden Property Trust	389	34,808
DiamondRock Hospitality	2,914	32,025
GEO Group	968	26,755
Healthcare Trust of America, Cl A	1,005	31,225
Medical Properties Trust	2,471	32,518
Starwood Property Trust	1,411	31,338
Vornado Realty Trust	332	24,731
		406,905

Schedule of Investments	August 31, 2017 (Unaudited)

Global X Founder-Run Companies ETF

	Shares	Value
COMMON STOCK — continued
Technology — 27.3%
Akamai Technologies *	521	$24,565
Alphabet, Cl A *	34	32,478
athenahealth *	324	45,661
Cavium *	455	28,806
Cerner *	490	33,212
Cognizant Technology Solutions, Cl A	529	37,438
EPAM Systems *	412	33,508
Facebook, Cl A *	211	36,285
Fortinet *	804	30,713
Medidata Solutions *	485	36,356
Monolithic Power Systems	347	35,158
NetScout Systems *	843	27,608
NVIDIA	305	51,679
Paycom Software *	526	39,245
Pegasystems	275	15,826
salesforce.com *	364	34,758
Snap, Cl A *	1,408	20,430
Square, Cl A *	1,739	45,405
SS&C Technologies Holdings	865	33,484
Twitter *	1,925	32,552
Ubiquiti Networks *	616	36,707
Ultimate Software Group *	155	31,140
Veeva Systems, Cl A *	592	35,224
VeriSign *	357	37,039
ViaSat *	496	31,551
Workday, Cl A *	363	39,818
		886,646
Telecommunications — 1.0%
Zayo Group Holdings *	894	30,548
TOTAL INVESTMENTS — 99.8%
(Cost $3,102,991)†		$3,237,590

Percentages are based on Net Assets of $3,245,603.

*	Non-income producing security.
†	At August 31, 2017, the tax basis cost of the Fund’s investments was $3,102,991, and the unrealized appreciation and depreciation were $295,049 and $(160,450), respectively.

Cl — Class

As of August 31, 2017, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended August 31, 2017, there have been no transfers between Level 1, Level 2 or Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

GLX-QH-008-0300

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)) as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act, (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Global X Funds

By (Signature and Title)*	/s/ Bruno del Ama
Bruno del Ama
President

Date: October 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruno del Ama
Bruno del Ama
President

Date: October 26, 2017

By (Signature and Title)*	/s/ Luis Berruga
Luis Berruga
Chief Financial Officer

Date: October 26, 2017

*	Print the name and title of each signing officer under his or her signature.